A MESSAGE TO SHAREHOLDERS


Comments from the managers of the Portfolios of the Principal Special Markets Fund, Inc.:

Kurt Spieler, International Emerging Markets Portfolio
Emerging markets have had a phenomenal run over the past 12 months. Asian countries continue to show solid economic recoveries with the initial rebound sparked by companies that were more speculative in nature. Although current account surpluses have peaked, there still exists excess capacity in some of the sectors including manufacturing and property. Thus, portfolio managers do not expect Asia to experience the level of investment activity that was typical before the financial downturn, and continue to favor companies in the technology sector as well as companies that could benefit from global outsourcing trends.

Scott Opsal, International Securities Portfolio
Global equity markets experienced a strong recovery from the lows reached in October 1998. The Asian economies stabilized and Russia's real economic impact on the rest of the world was minimal. The equity markets of Japan and the rest of the Far East have been the biggest beneficiaries of the more benign economic outlook. Those markets had been among the poorest performers over the previous two years, but finally bottomed out in late 1998. They began outperforming Europe strongly early in 1999, and continued to outperform through the end of the year. Management's strategy going forward will be to continue to invest in the same high quality companies at discounts to fair value that have generated the superior performance over the long-term.

Darren Sleister, International SmallCap Portfolio
Japanese small capitalization companies were the outstanding performers this year. The portfolio managers' outlook on Japan became more favorable as companies began to place emphasis on restructuring and focusing on improving their balance sheets. Japanese small cap returns have resulted from the end of a lengthy bear market and the likely turning point of the Japanese economy. The SmallCap Portfolio continues to benefit from themes such as outsourcing of electronic components, increasing advertising expenditures, market research companies and indirect e-commerce solutions. The portfolio managers continue to look for companies that are attractive valuations and also offer long-term earnings growth potential.

Marty Schafer, Mortgage-Backed Securities Portfolio
Over the last year, the Federal Reserve cut interest rates to stabilize the global financial turmoil, only to reverse course and start raising rates as markets stabilized and global growth resumed. Portfolio managers view the Federal Reserve actions as the equivalent of a doctor prescribing aspirin to treat a patient. These are mild treatments, needed to keep inflation low and growth reasonable. The quality and composition of the Portfolio are generally within its benchmarks. Portfolio managers continue to hold more discount mortgage-backed securities than the Index as they believe homeowners' propensity to refinance and mortgage bankers technology-driven inducement to refinance loans puts greater risk on securities priced above par.



    CONTENTS

                                                                        Page
    Financial Statements and Highlights
         Statements of Assets and Liabilities..........................    4
         Statements of Operations .....................................    6
         Statements of Changes in Net Assets...........................    8
         Notes to Financial Statements.................................   10
         Schedules of Investments
             International Emerging Markets Portfolio..................   16
             International Securities Portfolio........................   18
             International SmallCap Portfolio..........................   21
             Mortgage-Backed Securities Portfolio......................   23
         Financial Highlights..........................................   24
    Report of Independent Auditors.....................................   26
    Federal Income Tax Information.....................................   28



December 31, 1999


STATEMENTS OF ASSETS AND LIABILITIES

PRINCIPAL SPECIAL MARKETS FUND, INC.

                                                                                 International                  International
                                                                                Emerging Markets                  Securities
                                                                                   Portfolio                      Portfolio

    Investment in securities -- at cost..............................            $  93,829,300                   $47,454,314

    Assets
    Investment in securities -- at value (Note 4)....................             $128,543,037                   $60,795,236
    Cash.............................................................                  647,172                       458,719
    Receivables:
       Dividends and interest........................................                  109,694                        95,900
       Investment securities sold....................................                  325,194                       --
    Other assets.....................................................                  --                                109

                                                         Total Assets              129,625,097                    61,349,964
    Liabilities
    Accrued expenses.................................................                   24,211                         8,998
    Payables:
       Investment securities purchased...............................                   26,199                       --
       Foreign currency contract.....................................                  --                            --

                                                    Total Liabilities                   50,410                         8,998

    Net Assets Applicable to Outstanding Shares   ...................             $129,574,687                   $61,340,966

    Net Assets Consist of:
    Capital Stock....................................................           $       97,964                  $     36,861
    Additional paid-in capital.......................................               99,733,670                    48,580,266
    Accumulated undistributed (overdistributed)
       net investment income.........................................                 (850,091)                      (20,992)
    Accumulated undistributed (overdistributed) net realized gain
       (loss) from investment and foreign currency transactions......               (4,125,463)                     (593,482)
    Net unrealized appreciation (depreciation) of investments........               34,713,737                    13,340,922
    Net unrealized appreciation (depreciation) on translation of
       assets and liabilities in foreign currencies..................                    4,870                        (2,609)

                                                     Total Net Assets             $129,574,687                   $61,340,966

    Capital Stock (par value: $.01 a share):
    Shares authorized................................................              100,000,000                   100,000,000
    Shares issued and outstanding....................................                9,796,386                     3,686,143

    Net Asset Value Per Share  ......................................                   $13.23                        $16.64



                                                                                 International               Mortgage-Backed
                                                                                    SmallCap                    Securities
                                                                                   Portfolio                    Portfolio
    Investment in securities -- at cost..............................           $109,577,035                     $5,030,935

    Assets
    Investment in securities -- at value (Note 4)....................           $155,136,600                     $4,916,488
    Cash.............................................................                466,137                        200,005
    Receivables:
       Dividends and interest........................................                 66,043                         28,658
       Investment securities sold....................................                157,901                        --
    Other assets.....................................................                --                                127

                                                         Total Assets            155,826,681                      5,145,278
    Liabilities
    Accrued expenses.................................................                 25,159                            371
    Payables:
       Investment securities purchased...............................                599,079                       100,063
       Foreign currency contract.....................................                310,281                        --

                                                    Total Liabilities                934,519                        100,434

    Net Assets Applicable to Outstanding Shares   ...................           $154,892,162                     $5,044,844

    Net Assets Consist of:
    Capital Stock....................................................           $     82,231                     $    5,154
    Additional paid-in capital.......................................             93,814,958                      6,357,393
    Accumulated undistributed (overdistributed)
       net investment income.........................................                --                             --
    Accumulated undistributed (overdistributed) net realized gain
       (loss) from investment and foreign currency transactions......             15,437,757                     (1,203,256)
    Net unrealized appreciation (depreciation) of investments........             45,559,565                       (114,447)
    Net unrealized appreciation (depreciation) on translation of
       assets and liabilities in foreign currencies..................                 (2,349)                       --

                                                     Total Net Assets           $154,892,162                     $5,044,844

    Capital Stock (par value: $.01 a share):
    Shares authorized................................................            100,000,000                    100,000,000
    Shares issued and outstanding....................................              8,223,111                        515,431

    Net Asset Value Per Share  ......................................                 $18.84                          $9.79




    See accompanying notes.


Year Ended December 31, 1999

STATEMENTS OF OPERATIONS

PRINCIPAL SPECIAL MARKETS FUND, INC.

                                                                                 International                  International
                                                                               Emerging Markets                  Securities
                                                                                   Portfolio                      Portfolio

    Net Investment Income
    Income:
       Dividends.......................................................          $ 2,046,683                    $ 1,922,522
       Withholding tax on foreign dividends............................             (140,441)                      (132,048)
       Interest........................................................               79,537                         82,638
                                                          Total Income             1,985,779                      1,873,112

    Expenses:
       Management and investment advisory fees (Note 3)   .........                1,092,430                        463,180

                                Net Investment Income (Operating Loss)               893,349                      1,409,932

    Net  Realized  and  Unrealized   Gain  (Loss)
    on  Investments  and  Foreign Currencies
    Net realized gain (loss) from:
       Investment transactions.........................................            1,940,265                      4,561,398
       Foreign currency transactions...................................             (270,799)                       (49,945)
    Change in unrealized appreciation/depreciation of:
       Investments.....................................................           47,664,721                      7,425,938
       Translation of assets and liabilities in foreign currencies.....              127,663                         27,937

                               Net Realized and Unrealized Gain (Loss)
                                 on Investments and Foreign Currencies            49,461,850                     11,965,328

                                Net Increase (Decrease) in Net Assets
                                             Resulting from Operations           $50,355,199                    $13,375,260



                                                                                 International                  Mortgage-Backed
                                                                                   SmallCap                       Securities
                                                                                   Portfolio                       Portfolio

    Net Investment Income
    Income:
       Dividends.......................................................          $ 1,008,730                    $   --
       Withholding tax on foreign dividends............................             (118,144)                       --
       Interest........................................................               96,842                      641,423
                                                          Total Income               987,428                      641,423

    Expenses:
       Management and investment advisory fees (Note 3)   .........                1,045,204                       43,225

                                Net Investment Income (Operating Loss)               (57,776)                     598,198

    Net  Realized  and  Unrealized   Gain  (Loss)
    on  Investments  and  Foreign Currencies
    Net realized gain (loss) from:
       Investment transactions.........................................           25,404,995                     (127,241)
       Foreign currency transactions...................................             (422,022)                       --
    Change in unrealized appreciation/depreciation of:
       Investments.....................................................           46,642,338                     (586,658)
       Translation of assets and liabilities in foreign currencies.....               (5,230)                       --

                               Net Realized and Unrealized Gain (Loss)
                                 on Investments and Foreign Currencies            71,620,081                     (713,899)

                                Net Increase (Decrease) in Net Assets
                                             Resulting from Operations           $71,562,305                    $(115,701)




    See accompanying notes.



Years Ended December 31

STATEMENTS OF CHANGES IN NET ASSETS

PRINCIPAL SPECIAL MARKETS FUND, INC.

                                                                              International                  International
                                                                            Emerging Markets                  Securities
                                                                                Portfolio                      Portfolio


                                                                            1999           1998            1999          1998
Operations
Net investment income (operating loss) ..........................      $    893,349  $  1,573,479      $ 1,409,932   $   736,875
Net realized gain (loss) from investment and foreign
   currency transactions.........................................         1,669,466    (5,911,305)       4,511,453     2,888,566
Change in unrealized appreciation/depreciation of investments
   and translation of assets and liabilities in foreign currencies       47,792,384   (13,427,192)       7,453,875       (55,341)

                           Net Increase (Decrease) in Net Assets
                                       Resulting from Operations         50,355,199   (17,765,018)      13,375,260     3,570,100



Dividends and Distributions to Shareholders
From net investment income.......................................          (933,589)   (1,546,178)      (1,393,762)     (703,066)
Excess distribution of net investment income.....................          (733,291)      --              --            --
From net realized gain on investments and foreign
   currency transactions.........................................           --            (62,172)      (5,607,324)   (2,066,333)
Excess distribution from net realized gain on investments
   and foreign currency transactions.............................          --             --              (662,686)      --

                               Total Dividends and Distributions         (1,666,880)   (1,608,350)      (7,663,772)   (2,769,399)

Capital Share Transactions (Note 5)
Shares sold......................................................           --         65,000,000        3,943,130     8,238,836
Shares issued in reinvestment of dividends
   and distributions.............................................         1,405,858     1,365,832        4,961,789     1,857,180
Shares redeemed..................................................           --            --            (1,187,600)     (668,569)

                          Net Increase (Decrease) in Net Assets
                                 from Capital Share Transactions          1,405,858    66,365,832        7,717,319     9,427,447

                                       Total Increase (Decrease)         50,094,177    46,992,464       13,428,807    10,228,148

Net Assets
Beginning of year................................................        79,480,510    32,488,046       47,912,159    37,684,011

End of year [including undistributed (overdistributed)
   net investment income as set forth below].....................      $129,574,687  $79,480,510       $61,340,966   $47,912,159



Undistributed (Overdistributed) Net Investment Income     .......      $   (850,091) $    40,240       $   (20,992)  $    33,810



                                                                            International                 Mortgage-Backed
                                                                              SmallCap                      Securities
                                                                              Portfolio                      Portfolio

                                                                             1999           1998           1999           1998
Operations
Net investment income (operating loss) ..........................       $   (57,776)    $ 568,309       $  598,198    $  895,844
Net realized gain (loss) from investment and foreign
   currency transactions.........................................        24,982,973     1,705,268         (127,241)        2,046
Change in unrealized appreciation/depreciation of investments
   and translation of assets and liabilities in foreign currencies       46,637,108      (935,478)        (586,658)      167,122

                           Net Increase (Decrease) in Net Assets
                                       Resulting from Operations         71,562,305     1,338,099         (115,701)    1,065,012



Dividends and Distributions to Shareholders
From net investment income.......................................           --           (548,766)        (598,198)     (895,844)
Excess distribution of net investment income.....................            (6,027)      --                --            --
From net realized gain on investments and foreign
   currency transactions.........................................       (11,206,022)      (60,583)          --            --
Excess distribution from net realized gain on investments
   and foreign currency transactions.............................           --            --                --            --

                               Total Dividends and Distributions        (11,212,049)     (609,349)        (598,198)     (895,844)

Capital Share Transactions (Note 5)
Shares sold......................................................           --         50,024,097           --            --
Shares issued in reinvestment of dividends
   and distributions.............................................        11,212,049       609,349          598,201       895,844
Shares redeemed..................................................           --            --            (9,700,000)       --

                          Net Increase (Decrease) in Net Assets
                                 from Capital Share Transactions         11,212,049    50,633,446       (9,101,799)      895,844

                                       Total Increase (Decrease)         71,562,305    51,362,196       (9,815,698)    1,065,012

Net Assets
Beginning of year................................................        83,329,857    31,967,661       14,860,542    13,795,530

End of year [including undistributed (overdistributed)
   net investment income as set forth below].....................      $154,892,162   $83,329,857      $ 5,044,844   $14,860,542



Undistributed (Overdistributed) Net Investment Income     .......      $     --       $    24,067      $    --       $    --




See accompanying notes.




PRINCIPAL SPECIAL MARKETS FUND, INC.

Note 1 -- Significant Accounting Policies

Principal Special Markets Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and operates in the mutual fund industry. The Fund currently consists of four portfolios (International Emerging Markets Portfolio, International Securities Portfolio, International SmallCap Portfolio and Mortgage-Backed Securities Portfolio) (known as the "Portfolios").

The Portfolios value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock
Exchange and would therefore not be reflected in the computation of each portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by Principal Management Corporation (the "Manager") under procedures established and regularly reviewed by the Fund's Board of Directors. To the extent each portfolio invests in foreign securities listed on foreign exchanges which trade on days on which a portfolio does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, each portfolio's net asset value could be significantly affected on days when shareholders do not have access to the portfolio.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the International Emerging Markets, International Securities and International SmallCap Portfolios to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

The value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the portfolio holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

The Portfolios record investment transactions generally one day after the trade date, except for short-term investment transactions, which are recorded generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Portfolios record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Portfolios are informed of the ex-dividend date. Interest income is recognized on an accrual basis.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The Portfolios may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the Portfolios' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments.

With respect to the Mortgage-Backed Securities Portfolio, all net investment income is declared as a dividend daily to shareholders of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other portfolios are recorded on the ex-dividend date.

Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Reclassifications made for the International Emerging Markets Portfolio and International SmallCap Portfolio for the period ended December 31, 1999 aggregated $179,291 and $481,340, respectively.
Other reclassifications made for the years ended December 31, 1999 and 1998 were not material.

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 -- Federal Income Taxes

No provision for federal income taxes is considered necessary because each portfolio is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments for federal income tax reporting purposes approximates that used for financial reporting purposes.

At December 31, 1999, the Fund had approximate net capital loss carryforwards as follow:

                                  International           Mortgage-Backed
     Net Capital Loss            Emerging Markets            Securities
  Carryforwards Expire In:          Portfolio                Portfolio

          2002                   $   --                    $   751,000
          2003                       --                        300,000
          2004                       --                         25,000
          2005                       --                           --
          2006                    4,125,000                       --
          2007                       --                        127,000
                                 $4,125,000                 $1,203,000



Note 3 -- Management Agreement and Transactions With Affiliates

The Fund has agreed to pay investment advisory and management fees, computed at an annual percentage rate of each portfolio's average daily net assets, to
Principal Management Corporation and to Invista Capital Management, LLC ("Invista"). Principal Management Corporation is wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc. Invista is an indirect wholly owned subsidiary of Principal Life Insurance Company. Pursuant to a sub-advisory agreement, Invista has agreed to provide investment advisory services in return for the advisory fee paid by the Fund and to reimburse the Manager for the other costs it incurs under the management agreement. The annual rate used in this calculation for the Portfolios is as follows:

                                                   Net Asset Value of Portfolio
                                                          (in millions)

                                                   First       Next       Over
                                                   $250        $250       $500

  International Emerging Markets Portfolio         1.15%       1.05%      .95%
  International Securities Portfolio                .90         .90       .90
  International SmallCap Portfolio                 1.00         .90       .80
  Mortgage-Backed Securities Portfolio              .45         .45       .45


No brokerage commissions were paid by the Fund to Princor Financial Services Corporation during the periods. Brokerage commissions were paid to other affiliates by the following portfolios:

                                                      Year              Year
                                                      Ended             Ended
                                                  December 31,      December 31,
                                                      1999              1998

   International Emerging Markets Portfolio       $  69,761           $54,096
   International Securities Portfolio                33,250            15,932
   International SmallCap Portfolio                 178,716            35,554


At December 31, 1999, Principal Life Insurance Company owned shares of the Fund's portfolios as follows:

   International Emerging Markets Portfolio          8,177,469
   International Securities Portfolio                1,601,734
   International SmallCap Portfolio                  8,112,659
   Mortgage-Backed Securities Portfolio                515,431


Note 4 -- Investment Transactions

For the year ended December 31, 1999, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Portfolios were as follows:

                                                 Purchases            Sales

   International Emerging Markets Portfolio     $101,265,733     $  98,744,912
   International Securities Portfolio             37,036,130        35,518,437
   International SmallCap Portfolio              241,333,441       245,603,164
   Mortgage-Backed Securities Portfolio              932,779         4,426,929

At December 31, 1999, net unrealized appreciation (depreciation) of investments by the Portfolios was composed of the following:

                                                                                                              Net Unrealized
                                                                    Gross Unrealized                    Appreciation (Depreciation)

                                                          Appreciation          (Depreciation)                 of Investments
  International Emerging Markets Portfolio               $38,038,812            $(3,325,075)                   $34,713,737
  International Securities Portfolio                      16,193,048             (2,852,126)                    13,340,922
  International SmallCap Portfolio                        50,058,115             (4,498,550)                    45,559,565
  Mortgage-Backed Securities Portfolio                        14,260               (128,707)                      (114,447)


The Mortgage-Backed Securities Portfolio may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the portfolio commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the portfolio, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of December 31, 1999, Mortgage-Backed Securities Portfolio had a TBA purchase commitment involving a security with a face amount of $100,000, cost of $100,063 and market value of $99,031. The portfolio has set aside investment securities and other assets in excess of the commitment to serve as collateral.

At December 31, 1999, the Portfolios held the following securities which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect a sale in the ordinary course of business.

                                                                                                     Value at          Value as a
                                                                           Date of                 December 31,       Percentage of
                               Security Description                      Acquisition      Cost         1999            Net Assets

   International Emerging Markets Portfolio

                     Agora SA GDR                                           2/23/99       $523,956   $    814,670         0.63%

                     Al-Ahram Beverages Co.  ADR                             2/4/98        194,250        275,800         0.21
                                                                            2/13/98         58,500         78,800         0.06
                                                                            2/23/98         26,400         31,520         0.02
                                                                             3/5/98         90,000        118,200         0.09
                                                                            3/20/98         90,750        118,200         0.09
                                                                            9/28/98        116,100        141,840         0.11
                                                                           11/06/98        249,546        334,900         0.26
                                                                           11/25/98         29,750         39,400         0.03
                                                                           12/14/98        158,600        240,340         0.19
                                                                            3/19/99        240,375        295,500         0.23
                                                                             4/1/99        301,740        370,360         0.29
                                                                            8/20/99        108,850        137,900         0.11

                     Ceske Radiokomunikace GDR                              6/12/98        346,196        776,876         0.60

                     Estonian Telecom GDR                                   2/11/99        350,550        391,400         0.30

                     Hindalco Industries Ltd. GDR                            5/6/99        262,255        351,268         0.27
                                                                            5/19/99        180,125        259,325         0.20
                                                                             6/3/99        230,140        348,910         0.27

                     Indian Hotels Co. Ltd.                                 7/13/99         99,000         96,750         0.07
                                                                             8/9/99        138,600        135,450         0.10
                                                                            8/10/99        108,350        106,425         0.08
                                                                            8/16/99        143,200        154,800         0.12

                     Mol Magyar Olaj-es Gazipari Rt. ADR                    5/20/98         33,120         24,801         0.02%
                                                                             9/2/98         60,375         62,003         0.05
                                                                            9/23/98        115,940        128,140         0.10
                                                                            6/16/99        375,750        310,015         0.24
                                                                             7/2/99        196,219        165,342         0.12

                     Reliance Industries Ltd. GDR                           7/14/98         84,825        125,664         0.10
                                                                           12/22/98        183,150        357,658         0.28

                     State Bank of India GDR                                 5/5/99        473,000        454,485         0.35
                                                                             5/6/99        448,525        397,674         0.31
                                                                            5/20/99        170,800        144,609         0.11
                                                                            8/30/99        152,625        113,621         0.09

                     Suez Cement Co. GDR                                    10/7/99        251,800        266,090         0.21
                                                                            10/8/99        194,800        199,567         0.15

                     Videsh Sanchar Nigam Ltd. GDR                         11/24/97         27,300         51,660         0.04
                                                                            1/13/98         24,970         54,120         0.04
                                                                            2/23/98        161,925        312,420         0.24
                                                                            3/20/98         83,650        172,200         0.13
                                                                            4/30/98        123,750        246,000         0.19
                                                                             5/8/98        225,900        442,800         0.34
                                                                            7/30/98         65,250        147,600         0.11
                                                                            2/11/99        210,900        560,880         0.43
                                                                            5/20/99         95,600        196,800         0.15

                                                                                                      $10,552,783         8.13%


   International SmallCap Portfolio

                     Neopost SA                                             2/23/99        $85,898     $  217,600         0.14%
                                                                            2/23/99        267,390        682,091         0.44
                                                                            3/31/99        226,415        585,845         0.38

                                                                                                       $1,485,536         0.96%


The Mortgage-Backed Securities Portfolio's investments are with various issuers; the other portfolios' investments are with various issuers in various industries. The Schedules of Investments contained herein summarize concentrations of credit risk for Mortgage-Backed Securities Portfolio by issuers and the other portfolios by industry and issuer.


Note 5 -- Capital Share Transactions

Transactions in Capital Shares by portfolio were as follows:

                                                       International         International       International       Mortgage-Backed
                                                         Emerging             Securities           SmallCap            Securities
                                                     Markets Portfolio         Portfolio           Portfolio            Portfolio

  Year Ended December 31, 1999:
  Shares sold   .................................            --                 235,392                --                   --
  Shares issued in reinvestment of
   dividends and distributions ..................           112,935             313,912              689,328               59,088
  Shares redeemed   .............................            --                 (78,360)              --                 (973,483)

                         Net Increase (Decrease)            112,935             470,944              689,328             (914,395)



  Year Ended December 31, 1998:
  Shares sold   .................................         6,311,934             521,541            4,270,347                --
  Shares issued in reinvestment of
   dividends and distributions ..................           166,787             126,754               57,958               86,540
  Shares redeemed   .............................            --                 (41,219)              --                    --

                                    Net Increase          6,478,721             607,076            4,328,305               86,540



Note 6 -- Line of Credit

The Portfolios participate with other funds and accounts managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allows the portfolios to borrow up to $75,000,000, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .50%. Additionally, a commitment fee is charged at the annual rate of .09% on the average unused portion of the line of credit. The commitment fee is allocated among the participating funds, accounts and portfolios in proportion to their average net assets during each quarter. At December 31, 1999, the Portfolios had no outstanding borrowings under the line of credit.



December 31, 1999

SCHEDULES OF INVESTMENTS


PRINCIPAL SPECIAL MARKETS FUND, INC.
International Emerging Markets Portfolio
--------------------------------------------------------------
                                      Shares
                                        Held           Value
--------------------------------------------------------------
Common Stocks (91.81%)

Advertising (1.15%)
   Cheil Communications, Inc.           19,700     $ 1,493,847

Bakery Products (0.63%)
   Nong Shim Co. Ltd.                   18,300         814,195

Beer, Wine & Distilled Beverages (2.61%)
   Hite Brewery Co. Ltd.                60,492(a)    2,077,276
   South African Breweries Ltd.        128,282       1,304,167

                                                     3,381,443
Beverages (4.62%)
   Al-Ahram Beverages Co. ADR          110,800(a)(b) 2,182,760
   Embotelladora Andina SA ADR, Series A36,300         646,594
   Fomento Economico Mexicano SA ADR    45,650       2,031,425
   PanAmerican Beverages ADR            55,000       1,130,937

                                                     5,991,716
Blast Furnace & Basic Steel
Products (1.58%)
   Pohang Iron & Steel ADR              33,400       1,169,000
   Tubos de Acero de Mexico SA ADR      64,700         877,494

                                                     2,046,494
Cable & Other Pay TV Services (0.60%)
   Ceske Radiokomunikace GDR            21,200(a)(b)   776,876

Central Reserve Depositories (0.40%)
   Dao Heng Bank Group Ltd.            101,500         523,593

Coal Mining Services (0.31%)
   Yanzhou Coal Mining Co. Ltd.      1,460,000         403,809

Commercial Banks (11.05%)
   ABSA Group Ltd.                     206,844         927,137
   Banco Rio De La Plata SA ADR         59,600         726,375
   Bank Hapoalim Ltd.                  596,000       1,853,979
   Bank Sinopac                      1,956,330       1,154,453
   Bank Slaski SA w Katowicach          13,379         908,097
   BOE Ltd.                          1,005,000         979,288
   Grupo Financiero Banamex            376,000(a)    1,507,165
   H&CB                                 47,000(a)    1,493,644
   Malayan Banking Berhad              288,000       1,023,158
   Overseas Union Bank Ltd.            213,320       1,248,418
   Shinhan Bank                        128,000       1,389,831
   State Bank of India GDR             107,500(b)    1,110,389

                                                    14,321,934
Communications Equipment (2.02%)
   ECI Telecommunications Ltd. ADR      27,600         872,850
   Netas Northern Electric
     Telekomunikasyon AS            13,169,000       1,748,097

                                                     2,620,947
Communications Services, NEC (1.46%)
   Korea Telecom Corp. ADR              25,300        1,891,175

Computer & Data Processing (4.24%)
   Check Point Software Technologies Ltd.6,400(a)   $1,272,000
   Datatec Ltd.                        112,800       1,989,445
   El Sitio, Inc.                       29,846(a)    1,096,841
   Ixchange Technology Holdings Ltd.    20,800(a)       87,827
   Korea Thrunet Co. Ltd.               15,433(a)    1,047,515

                                                     5,493,628
Computer & Office Equipment (4.22%)
   Asustek Computer, Inc.              149,000       1,573,174
   Compal Electronics, Inc.            473,973       1,595,028
   Orbotech Ltd. ADR                    20,850(a)    1,615,875
   Trigem Computer, Inc.                 6,100         678,496

                                                     5,462,573
Concrete Work (0.36%)
   Suez Cement Co. GDR                  28,000(b)      465,657

Concrete, Gypsum & Plaster
Products (1.14%)
   Cemex SA de CV                      264,000       1,475,941

Construction & Related Materials (0.81%)
   Barlow Ltd.                         146,093       1,051,057

Crude Petroleum & Natural Gas (0.53%)
   Mol Magyar Olaj-es Gazipari Rt. ADR  33,400(b)      690,301

Crushed & Broken Stone (1.25%)
   Taiwan Cement Corp.               1,563,000       1,615,349

Department Stores (2.31%)
   Keumkang Development Industries Co. 117,985(a)    1,406,071
   Pt Matahari Putra Prima           4,134,000(a)      688,999
   Shinsegae Department Store Co.       17,795         901,689

                                                     2,996,759
Eating & Drinking Places (1.02%)
   Cafe De Coral Holdings Ltd.       1,915,000         769,843
   Jollibee Foods Warrants           1,295,000(a)      546,277

                                                     1,316,120
Electric Services (1.03%)
   Korean Electric Power ADR            79,700       1,334,975

Electrical Work (0.94%)
   Pacific Electrical
     Wire & Cable Co. Ltd.           1,714,000(a)    1,213,741

Electronic Components  &
Accessories (6.36%)
   Acer Peripherals, Inc.              320,160       1,327,617
   Elec & Eltek International ADR      223,100         722,844
   Flextech Holdings Ltd.              207,000         232,347
   JIT Holdings Ltd.                   188,000         654,500
   Taiwan Semiconductor
     Manufacturing Co.                 293,000(a)    1,560,797
   Unisem (M) Berhad                   138,000         886,105
   United Microelectronics Corp.       589,000(a)    2,104,242
   Varitronix International Ltd.       328,000         755,284

                                                     8,243,736
Electronic Distribution
Equipment (0.59%)
   Serome Technology, Inc.               2,200(a)      469,986
   Serome Technology, Inc. Rights          714(a)      103,432
   Techtronic Industries Co.         1,125,000         183,797

                                                       757,215
Family Clothing Stores (0.91%)
   Giordano International Ltd.       1,140,000     $ 1,173,217

Finance Services (0.49%)
   Grupo Financiero Banorte SA         424,000(a)      639,575

Fire, Marine & Casualty
Insurance (1.49%)
   Aksigorta AS                     31,796,000       1,934,491

Foreign Banks, Branches &
Agencies (1.91%)
   Credicorp Ltd. ADR                   63,940         767,280
   Yapi ve Kredi Bankasi AS         55,064,800       1,700,471

                                                     2,467,751
Furniture & Home Furnishing
Stores (1.33%)
   Grupo Elektra SA de CV            1,751,000       1,725,132

Gas Production & Distribution (0.38%)
   Ultrapar Particpacoes SA ADR         43,000(a)      494,500

Gasoline Service Stations (1.08%)
   President Chain Store Corp.         316,000       1,396,045

Gold & Silver Ores (0.26%)
   Harmony Gold Mining Co. Ltd.         43,698         280,319
   Harmony Gold Mining Co. Ltd. ADR      8,100          50,878

                                                       331,197
Holding Offices (2.36%)
   The India Fund, Inc. ADR            182,300(a)    3,053,525

Hotels & Motels (1.48%)
   Indian Hotels Co. Ltd.               51,000(b)      493,425
   Resorts World Berhad                498,000       1,428,474

                                                     1,921,899
Measuring & Controlling Devices (0.69%)
   IDT Holdings Singapore Ltd.         404,750         898,902

Medical Instruments & Supplies (0.76%)
   Medison Co. Ltd.                     67,500         986,162

Metal Mining Services (0.86%)
   Compahia Vale do Rio Doce            40,100       1,117,920

Miscellaneous Food & Kindred
Products (0.42%)
   Thai Union Frozen Products
     Public Co. Ltd.                   143,500         546,120

Miscellaneous Investing (0.83%)
   Banco Latino Americano
     de Exportaciones                   45,940       1,079,590

Miscellaneous Non-Durable
Goods (0.45%)
   Desc SA, Series B                   701,000(a)      576,769

Miscellaneous Textile Goods (1.32%)
   Esprit Holdings Ltd.              1,130,000     $ 1,221,072
   Reliance Industries Ltd. GDR         45,000(b)      483,322

                                                     1,704,394
Newspapers (2.27%)
   Agora SA GDR                         56,400(a)(b)   814,670
   Dogan Sirketler Grubu Holding AS 54,268,800(a)    1,600,849
   New Straits Times Press Berhad      219,000(a)      527,329

                                                     2,942,848
Oil & Gas Field Services (0.74%)
   Gulf Indonesia Resources Ltd. ADR   118,600(a)      963,625

Paper & Paper Products (0.78%)
   Aracruz Celulose SA ADR              38,700       1,015,875

Petroleum Refining (0.89%)
   Sasol Ltd.                          141,000       1,156,388

Primary Non-Ferrous Metals (0.74%)
   Hindalco Industries Ltd. GDR         40,700(b)      959,503

Producers, Orchestras &
Entertainers (0.97%)
   Corporacion Interamericana
     de Enretenimiento SA, Class B     313,700(a)    1,252,477

Radio & Television Broadcasting (1.40%)
   Grupo Televisa SA GDR                26,600(a)    1,815,450

Real Estate Operators & Lessors (0.40%)
   SM Prime Holdings, Inc.           2,740,000         516,724

Savings Institutions (0.69%)
   ICICI Ltd. ADR                       50,800(a)      749,300
   ICICI Ltd. ADS                       10,300(a)      142,913

                                                       892,213
Security Brokers & Dealers (0.47%)
   Polaris Securities Co. Ltd.         702,000(a)      604,593

Telephone Communication (14.21%)
   Carso Global Telecom, Class A1 140,000(a) 1,314,339 Compania Anonima Telefonos de
     Venezuela ADR                      31,700         780,613
   Dacom Corp.                           2,400(a)    1,239,407
   Embratel Participacoes SA        82,000,000       1,380,757
   Embratel Participacoes SA ADR        38,300       1,043,675
   Hellenic Telecom Organization SA ADR  8,800         105,050
   Hellenic Telecommunication           72,589       1,717,187
   Matav Tavkozlesi Rt. ADR             59,900       2,156,400
   Mobinil-Egypt Moblie Phone           20,000(a)      923,761
   Partner Communications Co. Ltd. ADR  51,000(a)    1,319,625
   SK Telecom Co. Ltd.                  44,290(a)    1,699,629
   Tele Norte Leste Participacoes SA26,400,000         478,392
   Telecomunicacoes Brasileiras SA  17,190,000(a)          383
   Telefonica De Argentina SA ADR       21,100         651,462
   Telefonos De Mexico SA ADR           12,600       1,417,500
   Videsh Sanchar Nigam Ltd. GDR        88,800(b)    2,184,480

                                                    18,412,660

                           Total Common Stocks     118,962,626

Preferred Stocks (6.81%)

Beverages (055%)
   Quilmes Industrial Quines SA ADR     60,200     $   718,637

Cement, Hydraulic (0.53%)
   Titan Cement Co. SA                  12,898         683,045

Commercial Banks (0.68%)
   Banco Estado de Sao Paulo SA     24,700,000(a)      881,401

Gasoline Service Stations (1.22%)
   Petroleo Brasileiro SA            6,160,000       1,579,919

Telephone Communication (3.83%)
   Estonian Telecom GDR                 19,000(b)      391,400
   Tele Celular Sul
     Participacoes SA ADR               24,800         787,400
   Tele Centro Sul Participacoes SA ADR 15,700       1,424,775
   Tele Norte Leste Participacoes ADR   64,246       1,638,273
   Telesp Celular SA Preference B    9,100,000         725,561

                                                     4,967,409

                        Total Preferred Stocks       8,830,411

--------------------------------------------------------------
                                      Principal
                                       Amount          Value
--------------------------------------------------------------

Commercial Paper (0.58%)

Personal Credit Institutions (0.58%)
   Associates First Capital Corp.;
     4.00%; 1/3/2000                  $750,000  $      750,000


           Total Portfolio Investments (99.20%)    128,543,037

Cash and receivables, net of liabilities (0.80%)     1,031,650


                     Total Net Assets (100.00%)   $129,574,687



(a)  Non-income producing security - No dividend paid during the period.
(b)  Restricted security - See Note 4 to the financial statements.



                    International Emerging Markets Portfolio
                             Investments by Country

                                 Total         Percentage of
     Country                     Value          Total Value

   Argentina                  $3,193,316            2.48%
   Brazil                     12,568,831            9.78
   Chile                         646,594            0.50
   Czech Republic                776,876            0.60
   Egypt                       3,572,178            2.78
   Ethiopia                      391,400            0.30
   Greece                      2,505,282            1.95
   Hong Kong                   5,030,614            3.91
   Hungary                     2,846,701            2.22
   India                       9,176,857            7.14
   Indonesia                   1,652,624            1.29
   Israel                      6,934,329            5.40
   Korea, Republic Of         20,196,329           15.71
   Malaysia                    3,865,066            3.01
   Mexico                     15,764,203           12.26
   Panama                      1,079,590            0.84
   Peru                          767,280            0.60
   Philippines                 1,063,001            0.83
   Poland                      1,722,767            1.34
   Singapore                   3,757,011            2.92
   South Africa                7,826,507            6.09
   Taiwan, Province Of China  14,145,041           11.00
   Thailand                      546,120            0.43
   Turkey                      6,983,908            5.43
   United States                 750,000            0.58
   Venezuela                     780,612            0.61

                    Total   $128,543,037          100.00%




International Securities Portfolio

--------------------------------------------------------------
                                       Shares
                                        Held           Value
--------------------------------------------------------------

Common Stocks (98.80%)

Advertising (2.30%)
   AEGIS Group PLC                     222,600      $  807,221
   WPP Group PLC                        38,240         600,907

                                                     1,408,128
Cable & Other Pay TV Service (0.61%)
   United Pan-Europe Communications NV   2,950(a)      375,512

Central Reserve Depositories (1.05%)
   Union Bank of Norway                 27,940         646,601

Combination Utility Services (2.20%)
   Alcatel Alsthom                       5,910       1,350,581

Commercial Banks (11.92%)
   Australia & New Zealand
     Banking Group                     116,080       $ 841,664
   Bank of Ireland                     113,954         902,308
   Deutsche Bank AG NPV                  8,400         707,645
   H&CB                                 11,580(a)      368,009
   Merita PLC, Class A                 149,950         879,226
   National Australia Bank Ltd.         48,974         746,661
   Nordbanken Holding AB                34,510         201,978
   Royal Bank of Canada
      Montreal, Quebec                  19,300         844,436
   Sanwa Bank Ltd.                      76,000         922,945
   Shinhan Bank                         24,280         263,633
   Svenska Handelsbanken, Class A        2,630          32,940
   Svenska Handelsbanken, Class B       51,150         601,727

                                                     7,313,172
Communications Equipment (4.24%)
   Ericsson LM, Class B                 27,320       1,749,267
   Siemens AG                            6,750         854,487
                                                     2,603,754
Communications Services, NEC (3.64%)
   Koninklijke KPN NV                   18,504       1,797,164
   Korea Telecom Corp. ADR               5,800(a)      433,550
                                                     2,230,714
Computer & Data Processing (4.99%)
   Cap Gemini SA                         6,220       1,571,047
   Getronics NV                         18,740       1,487,624
                                                     3,058,671
Computer & Office Equipment (7.42%)
   Canon, Inc.                          25,000         991,647
   Fujitsu Ltd.                         34,000       1,547,946
   NEC Corp.                            50,000       1,189,487
   Orbotech Ltd. ADR                    10,650(a)      825,375
                                                     4,554,455
Concrete, Gypsum & Plaster
Products (1.30%)
   Lafarge SA                            6,860         794,841

Consumer Products (1.63%)
   Japan Tobacco, Inc.                      27         206,282
   Swedish Match Co.                   228,950         795,949
                                                     1,002,231
Copper Ores (0.32%)
   Trelleborg AB, Class B               22,000         197,003

Crude Petroleum & Natural Gas (2.11%)
   Total Fina                            9,737       1,293,121

Drugs (4.75%)
   AstraZeneca Group PLC                11,327         477,315
   Novartis AG                             508         741,976
   Rhodia, Inc. SA                      24,560         552,395
   Taisho Pharmaceutical Co.            17,000         498,266
   Takeda Chemical Industries           13,000         641,395
                                                     2,911,347
Electronic Components &
Accessories (0.25%)
   Elec & Eltek International ADR       47,600         154,224

Electronic Distribution Equipment (2.89%)
   Koninklijke Philips Electronics      13,104       1,773,111

Finance Services (0.94%)
   Takefuji Corp.                        4,600       $ 574,803

Fire, Marine & Casualty
Insurance (1.32%)
   Royal & Sun Alliance                109,000         812,499

Foreign Banks,  Branches &
Agencies (2.64%)
   Bank Austria AG                      10,570         593,282
   UBS AG                                3,810       1,023,469
                                                     1,616,751
Gas Production & Distribution (0.91%)
   OMV AG                                5,760         557,119

General Industrial Machinery (0.75%)
   Mannesmann AG                         1,900         457,811

Industrial Inorganic Chemicals (2.21%)
   Aventis SA                           23,668       1,356,931

Industrial Organic Chemicals (1.14%)
   Clariant AG                           1,480         701,754

Investment Offices (2.16%)
   Amvescap PLC                        111,200       1,326,238

Life Insurance (2.57%)
   AXA                                   3,900         541,002
   ING Groep NV                         17,200       1,033,341
                                                     1,574,343
Meat Products (2.28%)
   Danisco AS                           17,600         682,728
   Orkla ASA, Class A                   41,600         714,282
                                                     1,397,010
Medical Instruments & Supplies (0.96%)
   Terumo Corp.                         22,000         586,781

Miscellaneous Business Services (1.01%)
   Brisa-Auto Estradas De Portugal SA   81,470         622,230

Miscellaneous Investing (1.55%)
   Investor AB, Class B                 67,550         948,844

Miscellaneous Non-Durable
Goods (3.63%)
   Desc SA, Series B                   313,660(a)      258,073
   Diageo PLC                          103,785         832,171
   Lagardere SCA                        21,020       1,137,692
                                                     2,227,936
Miscellaneous Primary Metal
Products (0.43%)
   Charter PLC                          61,000         262,006

Miscellaneous Transportation
Equipment (0.72%)
   Autoliv, Inc.                        15,200         443,028

Motion Picture Production &
Services (0.94%)
   News Corp. LTD. ADS                  15,000         573,750

Motor Vehicles & Equipment (0.65%)
   Honda Motor Co. Ltd.                  6,000      $  222,754
   Mitsubishi Motor Corp.               52,000(a)      177,305
                                                       400,059
Newspapers (3.07%)
   Publishing & Broadcasting Ltd.       86,000         654,456
   United News & Media PLC              98,460       1,229,833
                                                     1,884,289
Oil & Gas Field Services (0.55%)
   Petroleum Geo-Services               19,100(a)      339,834

Paperboard Containers & Boxes (0.79%)
   Buhrmann NV                          32,260         483,397

Periodicals (2.33%)
   VNU NV                               27,317       1,428,681

Personnel Supply Services (0.68%)
   Vedior NV                            40,847         417,598

Pulp Mills (1.19%)
   UPM-Kymmene OYJ                      18,270         732,482

Radio & Television Broadcasting (1.75%)
   Carlton Communications PLC           64,697         634,497
   Fuji Television Network                  32         437,692
                                                     1,072,189
Radio, Television & Computer
Stores (1.47%)
   Yamada Denki                          8,300         900,103

Soap, Cleaners & Toilet Goods (1.04%)
   Reckitt Benckiser, Inc.              68,042         640,435

Special Industry Machinery (1.35%)
   Cookson Group                       198,120         827,014

Telephone Communication (6.15%)
   KPNQwest NV                           8,621(a)      549,589
   Nokia Corp. ADR, Class A              4,140         786,600
   Telecom Corp. of New Zealand Ltd.   228,840       1,074,063
   Telecom Italia-DI                   153,150         928,690
   Vodafone Group                       88,000         435,063
                                                     3,774,005

                           Total Common Stocks      60,607,386

--------------------------------------------------------------
                                       Shares
                                        Held           Value
--------------------------------------------------------------

Preferred Stock (0.31%)

Commercial Banks (0.31%)
   National Australia Bank ECU           6,800      $  187,850


          Total Portfolio Investments (99.11%)      60,795,236

Cash, receivables and other assets,
   net of liabilities  (0.89%)                         545,730


                    Total Net Assets (100.00%)     $61,340,966


(a)  Non-income producing security - No dividend paid during the period.


                       International Securities Portfolio
                             Investments by Country

                                 Total         Percentage of
     Country                     Value          Total Value

   Australia                  $2,430,631            4.00%
   Austria                     1,150,401            1.89
   Canada                        844,436            1.39
   Denmark                       682,728            1.12
   Finland                     2,398,308            3.95
   France                      8,597,610           14.14
   Germany                     2,019,943            3.32
   Israel                        825,375            1.36
   Italy                         928,690            1.53
   Japan                       8,897,406           14.64
   Korea, Republic of          1,065,192            1.75
   Mexico                        258,073            0.43
   Netherlands                 9,346,016           15.37
   New Zealand                 1,074,063            1.77
   Norway                      1,700,717            2.80
   Portugal                      622,230            1.02
   Singapore                     154,224            0.25
   Sweden                      5,448,051            8.96
   Switzerland                 2,467,199            4.06
   United Kingdom              9,310,193           15.31
   United States                 573,750            0.94

                    Total    $60,795,236          100.00%



International SmallCap Portfolio

--------------------------------------------------------------
                                       Shares
                                        Held           Value
--------------------------------------------------------------

Common Stocks (97.06%)

Advertising (1.92%)
   DMS, Inc.                            17,000      $  264,081
   Secure Network Solutions            297,500(a)    1,343,192
   SR Teleperformance                    7,300       1,360,925
                                                     2,968,198
Air Transportation, Scheduled (2.68%)
   H.I.S. Co., Ltd.                     39,000       2,777,685
   Ryanair Holdings PLC ADR             24,918(a)    1,373,605
                                                     4,151,290
Airports, Flying Fields & Services (0.27%)
   Auckland International Airport Ltd. 275,000         415,897

Business Credit Institutions (1.05%)
   Japan Securities Finance            181,000       1,016,804
   Phileo Allied Berhad                691,000(a)      610,990
                                                     1,627,794
Commercial Banks (1.13%)
   Koram Bank                          230,400(a)    1,749,153

Commercial Printing (2.79%)
   Creo Products, Inc.                  76,466(a)    2,939,162
   Orell Fuessli Holdings AG               100(a)      267,065
   Sato Corp.                           48,400       1,111,231
                                                     4,317,458

Communications Equipment (0.88%)
   Indra Sistemas SA                    73,100       1,366,452

Communications Services, NEC (0.94%)
   A-Com AB                             64,300(a)    1,460,161

Computer & Data Processing
Services (11.78%)
   AIT Group PLC                        73,000       1,788,345
   Articon Info Systems                  9,600(a)      485,916
   CI Technologies Group Ltd.          221,800       1,233,623
   Computershare Ltd.                  492,221       2,415,592
   Cresco Ltd.                          10,500       1,210,493
   Enea Data AB                         18,900       1,449,076
   F-Secure Oyj                         21,100(a)      613,308
   Freenet.De AG                         2,603(a)      286,467
   GFI Informatique                     21,250       2,724,130
   Norman                               68,129(a)      737,477
   Scoot.Com                           259,000(a)      621,972
   Solution 6 Holding                  394,100(a)    4,280,719
   Telinfo - Strip VVPR                  2,800(a)           28
   Visma ASA                            53,600(a)      400,141
                                                    18,247,287

Computer & Office Equipment (3.01%)
   Baltimore Technologies               31,400(a)    2,537,964
   Imagination Tech Group              176,000(a)    1,154,495
   Venture Manufacturing Ltd.           85,000         974,487

                                                     4,666,946
Construction &
Related Machinery (1.26%)
   Swisslog Holding AG                   6,700       1,946,297

Department Stores (0.86%)
   Keumkang Development                112,015(a)    1,334,925

Drug Stores & Proprietary
Stores (1.29%)
   Seijo Corp.                          25,000      $  512,921
   Tsuruha Co. Ltd.                     11,300       1,490,401

                                                     2,003,322
Drugs (1.39%)
   PT Tempo Scan Pacific TBK         1,253,000       1,048,608
   SS Pharmaceutical Co. Ltd.          164,000       1,108,769

                                                     2,157,377
Eating & Drinking Places (0.87%)
   Daisyo Corp.                         13,500         151,282
   Matsuya Foods Ltd.                   24,000         902,740
   Meiki Co. Ltd.                       12,000         287,236

                                                     1,341,258
Electric Services (3.33%)
   Energy Developments Ltd.            185,922       1,277,386
   Independent Energy Holdings ADR      62,900(a)    2,095,356
   Vestas Wind Systems                  10,100(a)    1,782,113

                                                     5,154,855
Electronic Components &
Accessories (11.48%)
   Acer Peripherals, Inc.              512,288       2,124,320
   C-Mac Industries, Inc.               59,900(a)    3,404,994
   Chloride Group PLC                  325,000         508,089
   Elmos Semiconductor AG               39,700(a)    1,711,028
   Fuji Electronics Co. Ltd.            21,000         488,301
   JIT Holdings Ltd.                   975,000       3,394,350
   Perlos OYJ                           84,500(a)    2,964,306
   Prodisc Technology, Inc.            336,000(a)    1,575,502
   Tokyo Denpa Co. Ltd.                 41,000       1,602,267

                                                    17,773,157
Electronic Distribution
Equipment (3.04%)
   Austria Technologies &
     Systemtechnik AG                   26,400(a)    1,373,313
   JOT Automation Group OYJ            223,000       2,067,497
   PMJ Automotive Corp. OYJ            107,800       1,260,921

                                                     4,701,731
Engineering & Architectural
Services (1.13%)
   ALTEN                                10,200(a)    1,750,259

Engines & Turbines (1.08%)
   Moritex Corp.                        26,000       1,270,090
   NEG Micon                            19,240         396,496

                                                     1,666,586
Family Clothing Stores (0.73%)
   Giordano International Ltd.       1,096,000       1,127,935

Fire, Marine & Casualty
Insurance (0.37%)
   Malaysian National
      Reinsurance Berhad               453,000         574,595

Furniture & Home Furnishings (0.74%)
   SHADDY CO. LTD.                      35,200       1,141,752

General Industrial Machinery (1.01%)
   Kyoritsu Electric Corp.               6,000         345,269
   Nippon Thompson Co. Ltd.             81,000         667,911
   Whatman                              26,000         544,755

                                                     1,557,935
Groceries & Related Products (0.32%)
   Bon Appetit Group AG                    500      $  491,962

Hardware Stores (0.18%)
   Kohnan Shoji Co. Ltd.                16,000         273,558

Highway & Street Construction (0.88%)
   PT Komatsu Indonesia TBK          4,890,000(a)    1,369,892

Holding Offices (0.87%)
   Edipresse SA                          2,449       1,346,334

Hotels & Motels (0.59%)
   Resorts World Berhad                318,000         912,158

Household Appliance Stores (0.37%)
   Kojima Co. Ltd.                      14,700         574,471

Insurance Carriers, NEC (0.27%)
   Limit PLC                           172,000         413,047

Management & Public Relations (0.53%)
   IPSOS                                10,000(a)      822,889

Measuring & Controlling Devices (0.98%)
   Mirae Co.                           194,000       1,512,200

Medical Instruments & Supplies (1.86%)
   Cochlear Ltd.                       217,000       2,875,325

Metalworking Machinery (1.22%)
   Mikron Holding AG                     4,317       1,884,981

Miscellaneous Amusement,
Recreation Services (3.41%)
   Aristocrat Leisure Ltd.             241,514       3,460,896
   SNAI SPA                            166,000       1,813,564

                                                     5,274,460
Miscellaneous Business Services (0.99%)
   GFK AG                               37,299(a)    1,532,778

Miscellaneous Chemical Products (0.27%)
   Milbon Co. Ltd.                       4,500         417,664

Miscellaneous Electrical Equipment &
Supplies (0.64%)
   Kaba Holding AG, Class B              1,100         996,419

Miscellaneous Fabricated Metal
Products (0.18%)
   Nadex Co. Ltd.                       51,000         274,046

Miscellaneous Food & Kindred
Products (0.25%)
   ROCK FIELD CO. LTD.                  10,000         385,912

Miscellaneous Primary Metal
Products (0.00%)
   YBM Magnex International, Inc.      107,000(a)   $      737

Miscellaneous Publishing (0.50%)
   Shoeisha Co. Ltd.                        20         781,593

Miscellaneous Services, NEC (0.52%)
   Lindeteves-Jacoberg Ltd.            528,000         811,331

Motion Picture Production &
Services (0.75%)
   Endemol Entertainment                21,700       1,160,359

Motorcycles, Bicycles & Parts (0.66%)
   Ducati Motor Holding SPA            395,700(a)    1,021,272

Pens, Pencils, Office & Art
Supplies (1.20%)
   The Sailor Pen Co. Ltd.              91,000       1,867,031

Periodicals (1.76%)
   Informa Group PLC                   195,000       1,912,405
   Paramount Publishing              6,024,000(a)      813,688

                                                     2,726,093
Personal Credit Institutions (0.03%)
   Daiei OMC, Inc.                      13,000(a)       44,453

Personnel Supply Services (1.16%)
   NIC Corp.                            38,000       1,540,716
   Unique International NV              12,680         260,538

                                                     1,801,254
Professional & Commercial
Equipment (2.14%)
   Quality Healthcare Asia Ltd.      3,504,000(a)    1,352,287
   Transiciel SA                        16,400       1,970,885

                                                     3,323,172
Pulp Mills (1.03%)
   Rottneros AB                      1,208,000       1,597,841

Radio & Television Broadcasting (1.03%)
   Comptel PLC                          22,853(a)    1,599,727

Radio, Television & Computer
Stores (3.41%)
   Distefora Holding AG                 10,200(a)    2,465,997
   Yamada Denki                         26,000       2,819,598

                                                     5,285,595
Residential Building Construction (0.26%)
   Urban Corp.                          10,000         400,567

Sanitary Services (0.89%)
   De Sammensluttede Vognmand AS        14,600       1,383,929

Security Brokers & Dealers (0.86%)
   Dongwon Securities                   27,000         583,951
   OSK Holdings Berhad                 528,000         452,969
   OSK Holdings Berhad Rights          132,000           5,325
   Tokai Maruman Secs Co.               42,000         291,339

                                                     1,333,584
Special Industry Machinery (1.56%)
   Chen Hsong Holdings Ltd.          2,056,000         542,201
   Neopost SA                           35,500(a)(b) 1,485,536
   Sez Holding AG                          700         389,634

                                                     2,417,371
Telephone Communications (8.55%)
   Esat Telecom Group ADR               22,200(a)   $2,031,300
   Microcell Telecommunications         45,000(a)    1,472,793
   Net Insight Series B                 28,583(a)    1,375,111
   One Tel Ltd.                        946,000       1,454,659
   Powerlan Ltd.                     2,404,000       2,328,082
   Techniche Ltd.                      348,100(a)    1,195,819
   Versatel Telecom NV                  96,400(a)    3,381,765

                                                    13,239,529
Trusts (0.22%)
   NHP PLC                             146,016         335,352

Variety Stores (1.55%)
   Buecher.De AG                        32,000(a)      891,647
   Ricardo.De AG                        10,900(a)    1,283,698
   THANKS JAPAN CORP.                   15,000         249,133

                                                     2,424,478
Water Transportation Services (0.14%)
   Johor Port Berhad                   502,000         220,616


                           Total Common Stocks     150,336,600

--------------------------------------------------------------
                                      Principal
                                       Amount          Value
--------------------------------------------------------------

Commercial Paper (3.10%)

Personal Credit Institutions (3.10%)
   Associates First Capital Corp.;
     4.00%;  1/3/2000               $4,800,000  $    4,800,000


         Total Portfolio Investments (100.16%)     155,136,600

Liabilities, net of cash and receivables (-0.16%)     (244,438)


                    Total Net Assets (100.00%)    $154,892,162



(a)  Non-income producing security - No dividend paid during the period.
(b)  Restricted security - See Note 4 to the financial statements.



                        International SmallCap Portfolio
                             Investments by Country

                                 Total         Percentage of
     Country                     Value          Total Value

   Australia                 $21,865,295           14.09%
   Austria                     1,373,313            0.89
   Belgium                            28            0.00
   Canada                      7,817,687            5.04
   Denmark                     3,562,538            2.30
   Finland                     8,505,759            5.48
   France                     10,114,623            6.52
   Germany                     6,191,534            3.99
   Hong Kong                   3,836,110            2.47
   Indonesia                   2,418,500            1.56
   Ireland                     3,404,905            2.19
   Italy                       2,834,837            1.83
   Japan                      26,269,313           16.93
   Korea, Republic of          5,180,228            3.34
   Malaysia                    2,776,651            1.79
   Netherlands               $ 4,802,663            3.10%
   New Zealand                   415,897            0.27
   Norway                      1,137,618            0.73
   Singapore                   5,180,168            3.34
   Spain                       1,366,452            0.88
   Sweden                      5,882,189            3.79
   Switzerland                 9,788,690            6.31
   Taiwan, Province of China   3,699,822            2.39
   United Kingdom             11,911,780            7.68
   United States               4,800,000            3.09

                    Total   $155,136,600          100.00%



Mortgage-Backed Securities Portfolio

--------------------------------------------------------------
      Description of Issue             Principal
 Type        Rate       Maturity        Amount        Value
--------------------------------------------------------------

Federal Home Loan Mortgage Corporation
(FHLMC) Certificates (20.56%)

FHLMC   5.50%  2/1/2024-3/1/2024     $ 505,068   $     452,417
FHLMC   6.00   4/1/2024                 99,884          92,448
FHLMC   6.50   12/1/2013-8/1/2029      412,198         393,212
FHLMC   7.50   1/15/2030               100,000          99,031
                     Total  FHLMC Certificates       1,037,108


Federal National Mortgage Association (FNMA)
Certificates (19.22%)

FNMA    6.25   4/1/2026                234,027         220,034
FNMA    7.00   8/1/2023                768,908         749,695
                      Total FNMA Certificates          969,729


Government National Mortgage Association (GNMA)
Certificates (57.04%)

GNMA I  5.50   6/15/2014               179,507         166,175
GNMA I  6.50   1/15/2024             1,042,086         988,590
GNMA I  7.50   6/15/2023-9/15/2023     325,866         324,159
GNMA II 5.50   3/20/2026               175,559         155,731
GNMA II 6.00   9/20/2023-5/20/2026   1,076,319         985,213
GNMA II 6.50   10/20/2025              273,088         257,678
                      Total  GNMA Certificates       2,877,546


Federal Agency Short-Term Obligations (0.64%)

   Investment in Joint Trade Account,
     Federal Home Loan Bank System;
     1.50%; 1/3/2000                    32,105          32,105


            Total Portfolio Investments (97.46%)     4,916,488

Cash, receivables and other assets,
   net of liabilities (2.54%)                          128,356


                      Total Net Assets (100.00%)    $5,044,844


FINANCIAL HIGHLIGHTS

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

PRINCIPAL SPECIAL MARKETS FUND, INC.

INTERNATIONAL EMERGING
MARKETS PORTFOLIO                                              1999        1998         1997(a)
-------------------------------------------------------      --------    -------       --------
Net Asset Value, Beginning of Period...................       $8.21       $10.14        $9.94
Income from Investment Operations:
   Net Investment Income...............................         .09          .17          .01
   Net Realized and Unrealized Gain (Loss) on Investments      5.10       (1.91)          .21

                       Total from Investment Operations        5.19       (1.74)          .22

Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.09)        (.17)        (.02)
   Excess Distributions from Net Investment Income.....       (.08)          --           --
   Distributions from Capital Gains....................          --        (.02)          --

                      Total Dividends and Distributions       (.17)        (.19)        (.02)

Net Asset Value, End of Period.........................      $13.23        $8.21       $10.14

Total Return...........................................      63.37%       (17.21)%      1.40%(b)

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $129,575      $79,481      $32,488
   Ratio of Expenses to Average Net Assets.............       1.15%        1.15%        1.15%(c)
   Ratio of Net Investment Income to Average Net Assets        .94%        2.11%         .91%(c)
   Portfolio Turnover Rate.............................      107.5%        36.5%        12.3%(c)



INTERNATIONAL SECURITIES PORTFOLIO                             1999        1998         1997         1996        1995
-------------------------------------------------------      --------    -------       -----       -------     ------
Net Asset Value, Beginning of Period...................      $14.90       $14.45       $13.67       $11.70      $11.29
Income from Investment Operations:
   Net Investment Income...............................         .40          .24          .24          .31         .19
   Net Realized and Unrealized Gain on Investments.....        3.60         1.12         1.46         2.46        1.11

                       Total from Investment Operations        4.00         1.36         1.70         2.77        1.30

Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.41)        (.23)        (.24)        (.16)       (.10)

   Excess Distributions from Net Investment Income.....          --           --           --        (.07)       (.07)
   Distributions from Capital Gains....................      (1.66)        (.68)        (.68)        (.57)       (.72)
   Excess Distributions from Capital Gains.............       (.19)          --           --           --          --

                      Total Dividends and Distributions      (2.26)        (.91)        (.92)        (.80)       (.89)

Net Asset Value, End of Period.........................      $16.64       $14.90       $14.45       $13.67      $11.70

Total Return...........................................      27.89%        9.55%       12.55%       24.12%      12.02%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $61,341      $47,912      $37,684      $28,161     $17,251
   Ratio of Expenses to Average Net Assets.............        .90%         .90%         .90%         .90%        .90%
   Ratio of Net Investment Income to Average Net Assets       2.74%        1.60%        1.73%        1.90%       1.79%
   Portfolio Turnover Rate.............................       71.4%        36.7%        30.8%        25.5%       46.0%



INTERNATIONAL SMALLCAP PORTFOLIO                               1999        1998         1997(a)
-------------------------------------------------------      --------    -------       --------
Net Asset Value, Beginning of Period...................      $11.06        $9.97        $9.86
Income from Investment Operations:
   Net Investment Income (Operating Loss)..............       (.01)          .07          .01
   Net Realized and Unrealized Gain on Investments.....        9.25         1.11          .12

                       Total from Investment Operations        9.24         1.18          .13
Less Dividends and Distributions:
   Dividends from Net Investment Income................          --        (.07)        (.02)
   Distributions from Capital Gains....................      (1.46)        (.02)          --

                      Total Dividends and Distributions      (1.46)        (.09)        (.02)

Net Asset Value, End of Period.........................      $18.84       $11.06        $9.97

Total Return...........................................      85.93%       11.92%        1.59%(b)

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $154,892      $83,330      $31,968
   Ratio of Expenses to Average Net Assets.............       1.00%        1.00%        1.00%(c)
   Ratio of Net Investment Income (Operating Loss)
     to Average Net Assets.............................      (.06)%         .78%         .91%(c)
   Portfolio Turnover Rate.............................      236.3%        88.5%        30.3%(c)



MORTGAGE-BACKED SECURITIES PORTFOLIO                           1999        1998         1997         1996        1995
-------------------------------------------------------      --------    -------       -----       -------     ------
Net Asset Value, Beginning of Period                         $10.39       $10.27        $9.93       $10.17       $9.11
Income from Investment Operations:
   Net Investment Income...............................         .63          .65          .64          .64         .65
   Net Realized and Unrealized Gain (Loss) on Investments     (.60)          .12          .34        (.24)        1.06

                       Total from Investment Operations         .03          .77          .98          .40        1.71

Less Dividends from Net Investment Income..............       (.63)        (.65)        (.64)        (.64)       (.65)

Net Asset Value, End of Period.........................       $9.79       $10.39       $10.27        $9.93      $10.17

Total Return...........................................        .30%        7.74%       10.18%        4.20%      19.26%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      $5,045      $14,861      $13,796      $14,968     $14,253
   Ratio of Expenses to Average Net Assets.............        .45%         .45%         .45%         .45%        .45%
   Ratio of Net Investment Income to Average Net Assets       6.24%        6.28%        6.37%        6.51%       6.66%
Portfolio Turnover Rate................................       17.0%        13.8%        15.5%        28.7%       41.8%



Notes to Financial Highlights

(a) Period from November 26, 1997, date shares first offered to the public, through December 31, 1997. Net investment income, aggregating $.02 per share for the International Emerging Markets Portfolio and $.01 per share for the International SmallCap Portfolio for the period from the initial purchase of shares on November 17, 1997 through November 25, 1997, was recognized, none of which was distributed to the sole shareholder, Principal Life Insurance Company. Additionally, the portfolios incurred unrealized losses on investments of $.08 per share and $.15 per share respectively, during the interim period. This represents activities of each portfolio prior to the initial offering.

(b)  Total return amounts have not been annualized.

(c)  Computed on an annualized basis.



REPORT OF INDEPENDENT AUDITORS




The Board of Directors and Shareholders
Principal Special Markets Fund, Inc.




We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Principal Special Markets Fund, Inc. (comprised of the International Emerging Markets, International Securities, International SmallCap and Mortgage-Backed Securities Portfolios) as of December 31, 1999, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodians and brokers. As to securities relating to uncompleted transactions, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Principal Special Markets Fund, Inc. at December 31, 1999, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                           /S/ Ernst & Young LLP


Des Moines, Iowa
January 21, 2000




FEDERAL INCOME  TAX  INFORMATION




Information for federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions shown below. Shareholders should consult a tax adviser on how to report these distributions for state and local purposes.

                                                      Year Ended December 31, 1999

                                         Per Share                                      Per Share
                               Income Dividend Distributions                   Capital Gain Distributions

                                                                                                                          Total
                                                                                                          Total          Dividends
                        Payable    Per       Total      Deductible    Payable     Long-     Short-    Capital Gain          and
                         Date     Share    Dividends    Percentage*    Date       Term**   Term***    Distributions    Distributions

 International            2/5/99  $.0021                  00.00%
 Emerging Markets       12/23/99   .1700                  00.00%
 Portfolio                                 $.1721                                                                      $ .1721


 International            2/5/99  $.0044                  00.00%        2/5/99   $ .2342     $.0000
 Securities             12/23/99   .4049                  00.00%      12/23/99    1.4500      .1689
 Portfolio                                 $.4093                                                       $1.8531        $2.2624


 International            2/5/99  $.0008                  00.00%        2/5/99   $.0196      $.2087
 SmallCap                                                             12/23/99    .4134       .8211
 Portfolio                                                                                              $1.4628        $1.4636


                                              Per Share Income Dividend Distributions/Payable Date

                       1/29/99  2/26/99  3/31/99  4/30/99  5/28/99  6/30/99  7/30/99  8/31/99  9/30/99  10/29/99  11/30/99  12/31/99
 Mortgage-Backed
 Securities Portfolio  $.0468   $.0530   $.0500   $.0589   $.0484   $.0541   $.0546   $.0444   $.0544   $.0532    $.0539    $.0578



       *  Percent qualifying for deduction by shareholders who are corporations.

      **  Taxable as long-term capital gain.

     ***  Taxable at ordinary income rates.